Investment Objectives and Goals	Jun. 09, 2025
Castellan Targeted Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Castellan Targeted Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Castellan Targeted Equity ETF (the “Fund”) seeks to achieve capital appreciation.
Castellan Targeted Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Castellan Targeted Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Castellan Targeted Income ETF (the “Fund”) seeks to provide current income with an opportunity for capital appreciation.